Subsequent Events - Narrative (Details) $ in Millions			12 Months Ended
	Oct. 01, 2022	Jan. 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Adverse development cover reinsurance agreement cover			$ 0.0	$ (818.5)	$ 0.0
Subsequent Event | LPT
Subsequent Event [Line Items]
Reinsurance Retention Policy, Excess Retention, Amount Reinsured		$ 3,120.0
Reinsurance retention policy, amount retained		3,570.0
Reinsurance Recoverables for Unpaid Claims and Claims Adjustment, Ceded Claims Gross		$ 3,160.0
Annual rate of interest	0.0175